Schedule I—Parent Company Financial Information (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2023
Schedule I—Parent Company Financial Information (Tables) [Line Items]
Parent Company Balance Sheets	PARENT COMPANY BALANCE SHEETS
	As of December 31,	As of December 31,
	2023	2022
ASSETS
Current assets
Advance to supplier	$-	$25,000
Non-current assets
Investment in subsidiaries	7,983,271	6,300,752
Deferred offering cost	316,179	144,000
Total assets	$8,299,450	$6,469,752

LIABILITIES AND EQUITY
Liabilities
Due to related party	$852,599	$395,863
Equity:
Common stock (par value $0.00001 per share, 5,000,000 shares authorized)	50	50
Retained earnings	7,829,173	6,322,471
Accumulated other comprehensive income	(382,372)	(248,632)
Total equity	7,446,851	6,073,889
Total liabilities and shareholders’ equity	$8,299,450	$6,469,752

Parent Company Statements of Income and Comprehensive Income	PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
	For the year ended December 31,	For the year ended December 31,
	2023	2022
EQUITY IN EARNINGS OF SUBSIDIARIES	$1,796,700	$2,360,929
NET INCOME	1,506,702	2,133,188
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(133,740)	(479,845)
COMPREHENSIVE INCOME	$1,372,960	$2,613,033

Parent Company Statements of Cash Flows	PARENT COMPANY STATEMENTS OF CASH FLOWS
	For the year ended December 31,	For the year ended December 31,
	2023	2022
Cash flows from operating activities
Net income	$1,506,702	$2,133,188
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	(1,796,702)	(2,008,806)
Changes in operating assets and liabilities:
Advance to supplier	25,000	(25,000)
Amounts due to related parties	437,179	396,691
Net cash provided by operating activities	172,179	496,073
Cash flows from financing activities:
Paid-in capital	-	50
Dividends paid	-	(352,123)
Payment of offering costs	(172,179)	(144,000)
Net cash (used in) provided by financing activities.	(172,179)	(496,073)
Net (decrease) increase in cash and cash equivalents	-	-
Cash and cash equivalents at the beginning of the year	-	-
Cash and cash equivalents at the end of the year	$-	$-